Business Combination (Acquisition of Ruifeng, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					2 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Training License Authorized by Apple [Member]	Dec. 31, 2013 Mobile application technology [Member]	Dec. 31, 2013 Ruifeng [Member]	Nov. 01, 2013 Ruifeng [Member]	Nov. 01, 2013 Ruifeng [Member] Training License Authorized by Apple [Member]	Nov. 01, 2013 Ruifeng [Member] Mobile application technology [Member]	Nov. 01, 2013 Ruifeng [Member] Common Shares [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired							100.00%
Fixed cash consideration							$ 2,403
Share consideration, number of shares										1,825,349
Share consideration, fair value of shares							7,593			7,593
Identified intangible assets, amount								1,221	521
Identified intangible assets, estimated useful life				2 years 8 months 12 days	4 years 7 months 6 days			2 years 9 months 13 days	4 years 2 months 14 days
Net revenues	196,702	91,768	40,671			88
Net losses	$ 1,856	$ (9,430)	$ (10,251)			$ 630